Note 6 - Long-term Bank Loans - Summary of Long-term Debt (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Long-term debt, gross	$ 62,030,380	$ 67,301,300
Less: Current portion	(15,160,310)	(20,891,840)
Long-term portion	46,870,070	46,409,460
Deferred charges, current portion	166,510	246,520
Deferred charges, long-term portion	170,882	189,432
Long-term bank loans, current portion net of deferred charges	14,993,800	20,645,320
Long-term bank loans, long-term portion net of deferred charges	46,699,188	46,220,028
Euroseas Ltd.	0	2,500,000
Joanna Maritime Ltd., Jonathan John Shipping Ltd., Corfu Navigation Ltd., Bridge Shipping Ltd, Noumea Shipping Ltd., Gregos Shiping Ltd. [Member]
Long-term debt, gross	23,075,000	24,625,000
Diamantis Shipowners Ltd. [Member]
Long-term debt, gross	2,705,380	3,026,300
Kea Shipowners Ltd. / Spetses Shipowners Ltd. / Hydra Shipowners Ltd. [Member]
Long-term debt, gross	9,350,000	11,150,000
Antwerp Shipping Ltd. / Busan Shipping Ltd. / Keelung Shipping Ltd. / Oakland Shipping Ltd. [Member]
Long-term debt, gross	$ 26,900,000	$ 28,500,000